Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.4%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$443	$ 337,365
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,705	1,738,899
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	5,508	5,512,074
Conn's Receivables Funding, LLC:
Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,221	2,240,239
Series 2020-A, Class C, 4.20%, 6/16/25(1)	2,800	2,812,423
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	757	756,222
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,213	1,295,074
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,195	1,240,790
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,160	2,248,734
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	658	668,797
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,378	1,444,170
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	1,801	1,913,793
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	2,620	2,691,217
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,144	1,231,008
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	417	388,723
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	210	171,653
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	1,685	1,724,793
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	154	162,152
Series 2020-1A, Class D, 6.91%, 4/20/46(1)	620	641,326
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,645	2,735,104
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	4,619	4,832,431
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,536	2,570,719
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	651	677,070
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,394	1,470,120
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,836	5,114,433
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	517	542,293
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	271	271,118
Security	Principal Amount (000's omitted)	Value
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	$1,008	$ 1,031,050
Sonic Capital, LLC:
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,957	3,134,122
Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	1,503	1,610,467
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,631	5,967,222
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	742,460
Sunnova Helios II Issuer, LLC:
Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,034	1,080,176
Series 2021-A, Class B, 3.15%, 2/20/48(1)	704	682,906
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	984	1,027,173
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	485	522,372
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,619	1,725,936
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,055	1,082,924
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	366	379,342
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,535,419
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	731	671,791
Series 2020-A, Class C, 6.657%, 3/15/45(1)	470	335,815
Total Asset-Backed Securities (identified cost $67,730,716)		$69,961,915

Collateralized Mortgage Obligations — 2.9%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.692%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$2,738	$ 2,757,903
Series 2021-1A, Class M1C, 3.00%, (SOFR + 2.95%), 3/25/31(1)(2)	1,130	1,186,534
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA2, Class M2, 2.542%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	2,104	2,140,070
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,250	1,264,916
Series 2020-DNA4, Class M2, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	858	868,676
Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	1,055	1,071,928
Series 2020-DNA6, Class B1, 3.05%, (SOFR + 3.00%), 12/25/50(1)(2)	900	909,350

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	$1,123	$ 1,131,851
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	311	314,184
Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	614	624,439
Series 2018-C06, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	832	838,431
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	270	271,699
Series 2019-R02, Class 1M2, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	683	688,750
Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	409	411,334
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.392%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	1,030	1,028,053
Series 2021-1, Class M2, 2.942%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	4,340	4,302,511
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336%, 8/25/21(1)	676	679,402
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	1,210	1,217,556
Total Collateralized Mortgage Obligations (identified cost $21,421,559)		$21,707,587

Commercial Mortgage-Backed Securities — 5.3%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$11,165	$ 9,817,748
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,545	3,751,280
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(5)	5,544	5,597,691
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	480	487,787
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,170	2,265,194
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	1,115,213
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	1,120	329,420
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(6)	6,576	6,135,516
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(6)	3,045	2,651,780
Security	Principal Amount (000's omitted)	Value
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	$776	$ 778,523
Series 2017-MTL6, Class E, 3.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	3,209	3,225,537
Series 2017-MTL6, Class F, 4.323%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	2,921	2,939,014
Total Commercial Mortgage-Backed Securities (identified cost $42,606,176)		$ 39,094,703

Common Stocks — 0.3%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	28,212	$ 2,154,268
Total Common Stocks (identified cost $1,805,475)		$ 2,154,268

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
ams AG, 0.875%, 9/28/22(7)	$2,000	$ 1,956,710
Total Convertible Bonds (identified cost $1,923,813)		$ 1,956,710

Corporate Bonds — 68.5%

Security	Principal Amount (000's omitted)	Value
Communications — 7.5%
AT&T, Inc.:
3.10%, 2/1/43	$1,650	$ 1,620,031
3.50%, 9/15/53(1)	1,750	1,760,828
3.55%, 9/15/55(1)	9,042	9,085,483
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	9,159,495
Comcast Corp., 2.45%, 8/15/52	3,663	3,316,227
Discovery Communications, LLC, 5.20%, 9/20/47	3,295	4,102,017
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,000	973,750
NBCUniversal Media, LLC, 4.45%, 1/15/43	2,800	3,446,624
Nokia Oyj, 6.625%, 5/15/39	2,700	3,502,372
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,615,824
SES S.A., 5.30%, 4/4/43(1)	820	963,868

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
T-Mobile USA, Inc.:
2.25%, 2/15/26(8)	$458	$ 462,007
2.25%, 11/15/31	516	510,946
2.55%, 2/15/31	2,240	2,271,360
2.875%, 2/15/31	1,000	993,750
4.50%, 4/15/50	2,560	3,051,477
Verizon Communications, Inc.:
3.40%, 3/22/41	3,000	3,177,411
3.55%, 3/22/51	3,000	3,209,553
Ziggo B.V., 5.50%, 1/15/27(1)	2,350	2,447,642
		$55,670,665
Consumer, Cyclical — 6.1%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$1,814	$1,810,195
American Airlines Pass-Through Trust:
4.40%, 9/22/23	376	367,906
5.25%, 1/15/24	918	903,695
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,087	2,212,220
5.75%, 4/20/29(1)	856	926,620
Aptiv PLC, 5.40%, 3/15/49	4,153	5,639,491
Delta Air Lines, Inc., 3.625%, 3/15/22	4,585	4,650,416
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	2,475	2,753,601
Ford Motor Co., 4.75%, 1/15/43	2,483	2,641,291
Ford Motor Credit Co., LLC:
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	1,850	1,843,420
3.087%, 1/9/23	833	850,701
4.14%, 2/15/23	1,850	1,919,375
General Motors Financial Co., Inc., 2.70%, 6/10/31	726	730,156
Macy's Retail Holdings, LLC, 3.625%, 6/1/24	1,503	1,542,078
MDC Holdings, Inc., 2.50%, 1/15/31	5,894	5,749,538
Meritage Homes Corp., 3.875%, 4/15/29(1)	802	831,073
Nordstrom, Inc.:
4.25%, 8/1/31(1)(8)	1,966	2,049,955
4.375%, 4/1/30(8)	2,402	2,506,838
5.00%, 1/15/44	3,161	3,155,360
Tesla, Inc., 5.30%, 8/15/25(1)	1,842	1,906,267
		$44,990,196
Consumer, Non-cyclical — 6.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$732	$771,345
4.25%, 11/1/29(1)	4,166	4,509,695
Block Financial, LLC, 3.875%, 8/15/30	3,112	3,367,317
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.:
2.50%, 3/1/31	$3,889	$ 3,840,387
3.375%, 2/15/30	1,171	1,225,656
4.25%, 12/15/27	1,068	1,126,740
4.625%, 12/15/29	1,226	1,349,851
CVS Health Corp., 5.05%, 3/25/48	3,611	4,698,955
CVS Pass-Through Trust, 6.036%, 12/10/28	1,960	2,296,764
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,635,451
Gilead Sciences, Inc., 2.60%, 10/1/40	3,500	3,376,138
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	2,038	2,130,048
Kraft Heinz Foods Co., 4.375%, 6/1/46	7,301	8,286,890
Royalty Pharma PLC:
3.30%, 9/2/40(1)	1,841	1,857,300
3.55%, 9/2/50(1)	2,772	2,764,035
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	238	240,255
5.20%, 4/1/29(1)	1,625	1,893,419
		$45,370,246
Energy — 1.9%
NuStar Logistics, L.P.:
4.75%, 2/1/22	$2,929	$2,967,033
5.625%, 4/28/27	1,077	1,156,935
6.375%, 10/1/30	1,510	1,672,544
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	4,083	4,189,852
5.00%, 1/31/28(1)	4,269	4,532,781
		$14,519,145
Financial — 31.5%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(9)	$504	$526,148
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.625%, 10/15/27(8)	3,236	3,627,108
6.50%, 7/15/25	2,656	3,117,204
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	4,326,893
Agree L.P., 2.00%, 6/15/28	1,393	1,383,054
Air Lease Corp., 2.875%, 1/15/26	2,221	2,335,375
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	2,689	2,768,326
American Assets Trust, L.P., 3.375%, 2/1/31	4,214	4,346,999
Aon Corp., 2.80%, 5/15/30	1,313	1,379,977
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	2,114	2,201,942
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	2,800	2,936,360
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(8)(9)(10)	495	562,691

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Banco Mercantil del Norte S.A.: (continued)
8.375% to 10/14/30(1)(9)(10)	$1,195	$ 1,447,982
Banco Santander S.A., 3.80%, 2/23/28	2,460	2,722,083
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(9)	3,250	3,162,508
2.456% to 10/22/24, 10/22/25(9)	8,000	8,373,981
2.676% to 6/19/40, 6/19/41(9)	2,642	2,567,985
3.311% to 4/22/41, 4/22/42(9)	5,500	5,825,603
Series Z, 6.50% to 10/23/24(8)(9)(10)	2,430	2,758,050
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(9)	2,123	2,343,122
BankUnited, Inc., 5.125%, 6/11/30	4,255	4,967,128
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(9)	3,947	4,123,431
BNP Paribas S.A.:
1.904% to 9/30/27, 9/30/28(1)(9)	4,770	4,742,715
4.625% to 2/25/31(1)(8)(9)(10)	967	1,009,084
Brookfield Finance, Inc., 4.70%, 9/20/47	3,500	4,286,390
Capital One Financial Corp., 3.75%, 7/28/26	8,500	9,386,491
Charles Schwab Corp. (The):
4.00% to 6/1/26(9)(10)	1,726	1,803,670
Series G, 5.375% to 6/1/25(9)(10)	1,524	1,688,287
CI Financial Corp.:
3.20%, 12/17/30	4,088	4,199,877
4.10%, 6/15/51	1,257	1,316,208
Citigroup, Inc.:
4.00% to 12/10/25(9)(10)	2,510	2,600,988
4.075% to 4/23/28, 4/23/29(9)	2,425	2,753,018
4.125%, 7/25/28	1,530	1,725,035
4.60%, 3/9/26	2,150	2,449,153
Citizens Financial Group, Inc., 2.638%, 9/30/32(8)	1,996	2,000,875
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(9)	1,952	2,068,515
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(9)	1,632	1,607,614
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(9)	3,504	3,510,794
Discover Bank:
3.45%, 7/27/26	2,745	2,999,661
4.682% to 8/9/23, 8/9/28(9)	2,672	2,840,242
Discover Financial Services, 6.125% to 6/23/25(9)(10)	1,183	1,331,999
Extra Space Storage L.P., 2.55%, 6/1/31	2,585	2,605,578
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,774,062
3.75%, 9/15/30(1)	1,438	1,408,751
6.00%, 4/15/25(1)	193	204,012
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	4,817,340
5.00%, 7/15/28(1)	763	794,397
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(8)(9)	$2,339	$ 2,329,515
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(9)	1,530	1,602,626
2.956% to 5/13/30, 5/13/31(9)	1,386	1,457,508
4.203% to 7/23/28, 7/23/29(9)	2,600	2,990,220
Series S, 6.75% to 2/1/24(9)(10)	4,327	4,800,698
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	2,633,470
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(9)	1,642	1,713,147
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	5,184	5,161,918
3.624%, 6/3/30(1)	1,776	1,880,586
MetLife, Inc., 4.05%, 3/1/45	1,850	2,215,965
Nationwide Building Society:
4.00%, 9/14/26(1)	2,435	2,688,260
4.125% to 10/18/27, 10/18/32(1)(9)	1,400	1,528,518
Newmark Group, Inc., 6.125%, 11/15/23	3,997	4,404,446
OneMain Finance Corp., 3.50%, 1/15/27	1,325	1,336,594
Radian Group, Inc.:
4.875%, 3/15/27	6,565	7,159,001
6.625%, 3/15/25	1,344	1,518,545
Regions Financial Corp., 5.75% to 6/15/25(8)(9)(10)	1,630	1,825,600
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(9)	4,317	4,326,386
SITE Centers Corp., 3.625%, 2/1/25	3,000	3,172,702
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(9)	3,400	3,371,538
4.75% to 5/26/26(1)(9)(10)	1,229	1,276,624
5.375% to 11/18/30(1)(9)(10)	1,859	1,972,864
Standard Chartered PLC, 4.75%, 1/14/31(1)(8)	651	670,266
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,614,536
Sun Communities Operating L.P., 2.70%, 7/15/31	839	840,750
Synchrony Financial, 4.50%, 7/23/25(8)	1,263	1,413,591
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(9)	2,150	2,167,017
4.00% to 10/29/25, 10/29/30(9)	2,376	2,524,500
Synovus Financial Corp.:
3.125%, 11/1/22	2,262	2,326,712
5.90% to 2/7/24, 2/7/29(9)	1,589	1,724,894
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	3,095	3,223,288
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	3,231	3,638,914
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	3,883	3,976,969
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	995	1,086,001
5.861% to 6/19/27, 6/19/32(1)(9)	2,100	2,321,424

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Visa, Inc., 2.00%, 8/15/50	$2,390	$ 2,114,368
Vornado Realty L.P., 3.40%, 6/1/31	1,079	1,116,785
Welltower, Inc., 2.75%, 1/15/31	1,245	1,284,845
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(8)(9)	4,016	3,955,238
		$234,095,535
Industrial — 6.4%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$3,005	$ 3,482,434
Avnet, Inc., 3.00%, 5/15/31	7,000	6,984,281
FedEx Corp., 4.55%, 4/1/46	3,625	4,409,799
Flowserve Corp., 3.50%, 10/1/30	1,561	1,648,422
Hexcel Corp.:
4.20%, 2/15/27	2,390	2,574,264
4.95%, 8/15/25	1,557	1,716,447
Imola Merger Corp., 4.75%, 5/15/29(1)	1,969	2,028,070
Jabil, Inc., 3.00%, 1/15/31	6,070	6,253,571
Johnson Controls International PLC, 4.625%, 7/2/44	1,275	1,584,252
nVent Finance S.a.r.l.:
3.95%, 4/15/23	1,094	1,144,194
4.55%, 4/15/28	4,750	5,224,829
Owens Corning:
3.95%, 8/15/29	1,607	1,817,392
4.30%, 7/15/47	1,391	1,620,640
4.40%, 1/30/48	1,540	1,828,652
Valmont Industries, Inc., 5.00%, 10/1/44	4,100	4,981,340
		$47,298,587
Technology — 3.2%
DXC Technology Co.:
4.125%, 4/15/25	$2,062	$2,267,509
4.75%, 4/15/27	6,224	7,172,277
Microsoft Corp., 2.525%, 6/1/50	1,965	1,935,039
Oracle Corp., 3.60%, 4/1/40	1,800	1,901,545
Seagate HDD Cayman, 5.75%, 12/1/34	6,113	7,043,062
Western Digital Corp., 4.75%, 2/15/26	3,187	3,545,538
		$23,864,970
Utilities — 5.8%
AES Corp. (The), 2.45%, 1/15/31(1)	$4,947	$4,902,706
American Water Capital Corp., Class C, 3.25%, 6/1/51	3,600	3,777,747
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	1,953	2,051,060
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,882	3,171,439
Enel Finance International NV, 3.625%, 5/25/27(1)	2,669	2,935,071
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,460	3,556,517
MidAmerican Energy Co., 3.15%, 4/15/50	1,650	1,766,805
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	$920	$ 931,358
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	136	143,650
4.50%, 9/15/27(1)	7,928	8,595,141
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	1,162	1,145,255
Northern States Power Co., 2.60%, 6/1/51	3,800	3,621,163
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,374	3,501,200
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,891,637
		$42,990,749
Total Corporate Bonds (identified cost $482,861,038)		$508,800,093

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$1,500	$ 1,470,030
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,470,030

Preferred Stocks — 2.7%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.:
Series C, 7.00% to 10/15/22(8)(9)	24,000	$ 648,480
Series F, 6.125% to 4/15/25(9)	100,950	2,528,797
		$ 3,177,277
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	211,611	$ 4,678,719
		$ 4,678,719
Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$1,822,810
Series A2, 6.375%	212,000	5,575,600
		$7,398,410

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.7%
United States Cellular Corp.:
5.50%	109,600	$ 2,870,424
6.25%	87,200	2,386,664
		$ 5,257,088
Total Preferred Stocks (identified cost $19,754,840)		$ 20,511,494

Senior Floating-Rate Loans — 4.4%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$3,900	$ 4,123,763
		$ 4,123,763
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,243	$ 1,234,621
		$ 1,234,621
Business Equipment and Services — 0.2%
CCC Information Services, Inc., Term Loan, 4/29/24(14)	$1,623	$ 1,624,738
		$ 1,624,738
Cable and Satellite Television — 0.1%
UPC Financing Partnership, Term Loan, 3.073%, (1 mo. USD LIBOR + 3.00%), 1/31/29	$600	$597,125
		$597,125
Drugs — 0.2%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$1,796	$1,795,389
		$1,795,389
Electronics/Electrical — 1.1%
Banff Merger Sub, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$1,472	$1,464,770
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,444	1,448,786
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	198	196,434
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,339	1,326,566
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	429	424,525
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$574	$ 567,853
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,651	1,654,261
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	995	991,386
		$ 8,074,581
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$645	$ 644,421
		$ 644,421
Health Care — 0.7%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$1,636	$1,635,893
ICON Luxembourg S.a.r.l.:
Term Loan, 7/3/28(14)	2,081	2,087,919
Term Loan, 7/3/28(14)	519	520,206
Ortho-Clinical Diagnostics S.A., Term Loan, 3.089%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,000	1,000,268
		$5,244,286
Insurance — 0.6%
Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$1,863	$1,855,155
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	886	876,487
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,651	1,638,161
		$4,369,803
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,147	$1,135,446
		$1,135,446
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,667	$1,647,023
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	411	406,138

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$1,680	$ 1,665,767
		$ 3,718,928
Total Senior Floating-Rate Loans (identified cost $32,601,794)		$ 32,563,101

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$1,000	$ 1,069,390
3.034%, 6/1/34	720	769,233
		$ 1,838,623
Water and Sewer — 0.2%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 1,110,469
		$ 1,110,469
Total Taxable Municipal Obligations (identified cost $2,840,000)		$ 2,949,092

U.S. Treasury Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$3,166	$ 2,724,739
1.375%, 11/15/40	647	581,441
2.25%, 5/15/41	2,536	2,639,421
U.S. Treasury Notes:
0.25%, 5/15/24	6,350	6,315,770
0.25%, 6/15/24	6,231	6,193,273
1.125%, 2/15/31	1,387	1,346,690
Total U.S. Treasury Obligations (identified cost $20,107,503)		$ 19,801,334

Short-Term Investments — 3.9%
Affiliated Fund — 2.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(15)	17,887,792	$ 17,887,792
Total Affiliated Fund (identified cost $17,887,792)		$ 17,887,792
Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(16)	11,442,193	$ 11,442,193
Total Securities Lending Collateral (identified cost $11,442,193)		$ 11,442,193
Total Short-Term Investments (identified cost $29,329,985)		$ 29,329,985
Total Investments — 101.0% (identified cost $724,482,899)		$750,300,312
Other Assets, Less Liabilities — (1.0)%		$ (7,576,806)
Net Assets — 100.0%		$742,723,506

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $281,060,018 or 37.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2021.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $4,086,758 or 0.6% of the Fund's net assets.

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

(8)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $14,340,432 and the total market value of the collateral received by the Fund was $14,711,739, comprised of cash of $11,442,193 and U.S. government and/or agencies securities of $3,269,546.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $1,470,030, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.
(15)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	95	Long	9/30/21	$20,930,430	$(33,557)
U.S. 5-Year Treasury Note	6	Long	9/30/21	740,578	(1,139)
U.S. 10-Year Treasury Note	79	Long	9/21/21	10,467,500	59,723
U.S. Long Treasury Bond	68	Long	9/21/21	10,931,000	313,178
U.S. Ultra-Long Treasury Bond	138	Long	9/21/21	26,590,875	1,294,563
U.S. Ultra 10-Year Treasury Note	(155)	Short	9/21/21	(22,816,485)	(399,892)
					$1,232,876
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $28,145,118, which represents 3.8% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	$ —	$ —	$ —	$ —	$173,665	$ 6,135,516	$12,511	$ 6,576,000
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	42,299	2,651,780	7,984	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	1,500,000	—	—	(29,970)	1,470,030	12,250	1,500,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	19,594,365	182,524,813	(184,230,637)	(1,905)	1,156	17,887,792	11,623	17,887,792
Totals				$(1,905)	$187,150	$28,145,118	$44,368

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$69,961,915	$ —	$69,961,915
Collateralized Mortgage Obligations	—	21,707,587	—	21,707,587
Commercial Mortgage-Backed Securities	—	39,094,703	—	39,094,703
Common Stocks	2,154,268	—	—	2,154,268
Convertible Bonds	—	1,956,710	—	1,956,710
Corporate Bonds	—	508,800,093	—	508,800,093
High Social Impact Investments	—	1,470,030	—	1,470,030
Preferred Stocks	20,511,494	—	—	20,511,494
Senior Floating-Rate Loans	—	32,563,101	—	32,563,101
Taxable Municipal Obligations	—	2,949,092	—	2,949,092
U.S. Treasury Obligations	—	19,801,334	—	19,801,334
Short-Term Investments:
Affiliated Fund	—	17,887,792	—	17,887,792

Calvert
Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$11,442,193	$ —	$ —	$11,442,193
Total Investments	$34,107,955	$716,192,357	$ —	$750,300,312
Futures Contracts	$1,667,464	$ —	$ —	$1,667,464
Total	$35,775,419	$716,192,357	$ —	$751,967,776
Liability Description
Futures Contracts	$(434,588)	$ —	$ —	$(434,588)
Total	$(434,588)	$ —	$ —	$(434,588)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.